Business Combinations - Summary of Contingent Compensation (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022
Equilibrium
Business Acquisition Contingent Consideration [Line Items]
Cash contingent compensation				$ 4,000
Contingent compensation shares of common stock				296,750
Forge
Business Acquisition Contingent Consideration [Line Items]
Cash contingent compensation	$ 155	$ 267	$ 422
Contingent compensation shares of common stock				457,015
Contingent compensation employee retention bonus				$ 422
FrontierView
Business Acquisition Contingent Consideration [Line Items]
First contingent compensation threshold payment		$ 1,000
Second contingent compensation threshold payment	$ 1,000